Warrant Liabilities - Schedule Of Fair Value Of Warrants Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Outstanding	756,172	1,096,730
Fair Value Of Warrants	$ 14,712	$ 3,730
Series D Shadow Preferred Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.44
Class of Warrant or Right, Outstanding	0	338,495
Fair Value Of Warrants	$ 0	$ 3
Series D 2 Shadow Preferred Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.97
Class of Warrant or Right, Outstanding	756,172	756,172
Fair Value Of Warrants	$ 56	$ 894
Pay to Play warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Fair Value Of Warrants	1	976
Convertible Notes Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Fair Value Of Warrants	$ 79	$ 1,352
Common Stock Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 104.43
Class of Warrant or Right, Outstanding	0	2,063
Fair Value Of Warrants	$ 0	$ 0
Pre Funded Common Stock Warrant [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Fair Value Of Warrants	$ 4,485	$ 505
Pre Funded Common Stock Warrant One [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 100
Class of Warrant or Right, Outstanding		0
Fair Value Of Warrants	$ 10,091	$ 0